As filed with the Securities and Exchange Commission
on March 10, 2014

1933 Act File No. 002-78808

1940 Act File No. 811-03541

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 70	☒

ASSET MANAGEMENT FUND

(Exact Name of Registrant as Specified in Charter)

1000 Brickell Avenue, Suite 500

Miami, Florida 33131

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 327-6190

(Name and Address of Agent for Service)	Copy to:
Rodger D. Shay, Jr., President Asset Management Fund 1000 Brickell Avenue, Suite 500 Miami, Florida 33131	John S. Marten, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Asset Management Fund, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Miami and State of Florida on the 10th day of March 2014.

Asset Management Fund

By:	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on March 10, 2014 by the following persons in the capacities indicated.

SIGNATURE	TITLE	DATE

Rodger D. Shay*	Trustee and Chairman of the Board
Rodger D. Shay

/s/ Rodger D. Shay, Jr.	Trustee and President (principal executive officer)	March 10, 2014
Rodger D. Shay, Jr.

David F. Holland*	Trustee
David F. Holland

Gerald J. Levy*	Trustee and Vice Chairman of the Board
Gerald J. Levy

William A. McKenna, Jr.*	Trustee
William A. McKenna, Jr.

Maria F. Ramirez*	Trustee
Maria F. Ramirez

/s/ Trent M. Statczar	Treasurer (principal financial and accounting officer)	March 10, 2014
Trent M. Statczar

/s/ Roger D. Shay, Jr.
*Roger D. Shay, Jr. Attorney-In-Fact March 10, 2014

*Original powers of attorney authorizing Rodger D. Shay, Jr. and Noemi C. Schaefer to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously filed with Post-Effective Amendment No. 66 on or about February 28, 2013 and incorporated herein by reference.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase